Annual Total Returns[BarChart] - Global Strategic Income - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.89%	13.49%	(0.36%)	2.64%	(2.35%)	6.36%	6.22%	(4.69%)	10.58%	3.51%